Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Useful Lives of Property and Equipment

The useful lives of the property and equipment are as follows:

Tooling and manufacturing equipment	One to three years
Furniture and office equipment	Three years
Purchased software	Six months to three years
Capitalized internally-developed software	Two to three years
Leasehold improvements	Shorter of remaining lease term or estimated useful life